Related Party Transactions - Additional Information (Details) - CNY (¥)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Provision for credit losses recognized for due from related parties amount	¥ 0	¥ 0	¥ 0